Share-based compensation - Fair Value Assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 580.9	€ 707.1	€ 620.1
Vesting period	2 years 8 months 12 days	2 years 10 months 24 days	2 years 10 months 24 days
Dividend yield (in percentage)	0.90%	0.70%	0.90%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (Eurozone)	1.80%	2.40%	2.40%
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	3.90%	4.20%	3.90%
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility (in percentage)	41.70%	40.00%	46.20%
Average volatility of the peer group
Assumptions Calculation Fair Value of Shares [Line Items]
Average volatility of the peer group (market practice) (in percentage)	46.60%	43.30%	50.00%